UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number 811-2527

DWS Money Funds

(Exact Name of Registrant as Specified in Charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and Address of Agent for Service)

Date of fiscal year end:	07/31

Date of reporting period:	1/31/07

ITEM 1.               REPORT TO STOCKHOLDERS

JANUARY 31, 2007

Semiannual Report to Shareholders

DWS Money Funds DWS Government & Agency Money Fund DWS Tax-Exempt Money Fund

Contents

click here Performance Summary

click here Information About Each Fund's Expenses

click here Portfolio Summary

click here Investment Portfolio

click here Financial Statements

click here Financial Highlights

click here Notes to Financial Statements

click here Shareholder Meeting Results

click here Investment Management Agreement Approval

click here Account Management Resources

click here Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the funds' objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the funds. Please read the prospectus carefully before you invest.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them. Please read the funds' prospectus for specific details regarding its risk profile.

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary January 31, 2007

DWS Government & Agency Money Fund

All performance shown is historical and does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

Yield Comparison
[] Fund Yield [] Government & Agencies Retail Money Fund Average

Weekly 7-Day Current Yield

Yields are historical, will fluctuate and do not guarantee future performance. Please call (800) 621-1048 for the Fund's most up-to-date performance.

DWS Government & Agency Money Fund is compared to its respective iMoney Net Category: Government & Agencies Retail Money Fund Average — Category includes the most broadly based of the government retail funds. These funds can invest in US Treasuries, US Other, Repos, whether or not they are backed by US Treasuries and government-backed Floating Rate Notes.

7-day current yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

Lipper Ranking — US Government Money Market Fund Category as of 1/31/07
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	10	of	120	9
3-Year	8	of	107	7
5-Year	8	of	101	8
10-Year	7	of	74	8

Lipper Inc. rankings are based upon changes in net asset value with all dividends reinvested for the periods indicated as of 1/31/07. Rankings are historical and do not guarantee future performance. The fund is compared to the Lipper US Government Money Market Fund category.

Source: Lipper Inc.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

DWS Tax-Exempt Money Fund

All performance shown is historical and does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

Yield Comparison
[] Fund Yield [] National Tax-Free Retail Money Fund Average

Weekly 7-Day Current Yield

Yields are historical, will fluctuate and do not guarantee future performance. Income may be subject to state and local taxes and the alternative minimum tax. Please call (800) 621-1048 for the Fund's most up-to-date performance.

DWS Tax-Exempt Money Fund is compared to its respective iMoneyNet category: National Tax-Free Retail Money Fund Average — Category consists of all national tax-free and municipal retail funds. Portfolio Holdings of tax-free Funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes; Commercial Paper; Put Bonds — 6 months and less; over 6 months; AMT Paper and Other Tax-Free Holdings.

7-day current yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

Lipper Ranking — Tax-Exempt Money Market Fund Category as of 1/31/07
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	9	of	116	8
3-Year	4	of	104	4
5-Year	8	of	95	8
10-Year	6	of	78	8

Lipper Inc. rankings are based upon changes in net asset value with all dividends reinvested for the periods indicated as of 1/31/07. Rankings are historical and do not guarantee future performance. The fund is compared to the Lipper Tax-Exempt Money Market Fund category.

Source: Lipper Inc.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Information About Each Fund's Expenses

As an investor, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (August 1, 2006 to January 31, 2007).

The tables illustrate each Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended January 31, 2007
Actual Fund Return	DWS Government & Agency Money Fund	DWS Tax-Exempt Money Fund
Beginning Account Value 8/1/06	$ 1,000.00	$ 1,000.00
Ending Account Value 1/31/07	$ 1,024.90	$ 1,016.40
Expenses Paid per $1,000*	$ 2.19	$ 1.88
Hypothetical 5% Fund Return	DWS Government & Agency Money Fund	DWS Tax-Exempt Money Fund
Beginning Account Value 8/1/06	$ 1,000.00	$ 1,000.00
Ending Account Value 1/31/07	$ 1,023.04	$ 1,023.34
Expenses Paid per $1,000*	$ 2.19	$ 1.89
* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios
DWS Government & Agency Money Fund	.43%
DWS Tax-Exempt Money Fund	.37%

For more information, please refer to each Fund's prospectus.

Portfolio Summary

DWS Government & Agency Money Fund

Asset Allocation	1/31/07	7/31/06

Repurchase Agreements	80%	71%
Agencies Not Backed by the Full Faith and Credit of the US Government	15%	25%
Agencies Backed by the Full Faith and Credit of the US Government	5%	4%
	100%	100%
Weighted Average Maturity

DWS Government & Agency Money Fund	28 days	36 days
Government & Agencies Retail Money Fund Average*	36 days	30 days
* The Fund is compared to its respective iMoney Net Category: Government & Agencies Retail Money Fund Average — Category includes the most broadly based of the government retail funds. These funds can invest in US Treasuries, US Other, Repos, whether or not they are backed by US Treasuries and government-backed Floating Rate Notes.

DWS Tax-Exempt Money Fund

Asset Allocation	1/31/07	7/31/06

Municipal Investments: Municipal Variable Rate Demand Notes	79%	81%
Municipal Bonds and Notes	21%	19%
	100%	100%
Weighted Average Maturity

DWS Tax-Exempt Money Fund	25 days	34 days
National Tax-Free Retail Money Fund Average**	26 days	25 days
** The Fund is compared to its respective iMoneyNet category: National Tax-Free Retail Money Fund Average — Category consists of all national tax-free and municipal retail funds. Portfolio Holdings of tax-free Funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes; Commercial Paper; Put Bonds — 6 months and less; over 6 months; AMT Paper and Other Tax-Free Holdings.

Asset Allocation and Weighted Average Maturity are subject to change.

For more complete details about each Fund's holdings, see pages 9-22. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of each Fund as of month end will be posted to www.dws-scudder.com on or after the last day of the following month. In addition, each Fund's top ten holdings and other information about each Fund is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end. Please see the Account Management Resources section for more contact information.

Following each Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of January 31, 2007 (Unaudited)

DWS Government & Agency Money Fund
	Principal Amount ($)	Value ($)

Agencies Not Backed by the Full Faith and Credit of the US Government 15.2%
Federal Home Loan Bank, 4.95%, 3/16/2007	7,000,000	6,996,607
Federal Home Loan Mortgage Corp.:
4.75%, 2/6/2007	4,000,000	4,000,000
4.92%, 2/28/2007	6,000,000	6,000,000
5.225%*, 7/6/2007	20,000,000	19,996,674
5.25%, 5/4/2007	4,000,000	4,000,000
5.325%, 5/3/2007	5,000,000	5,000,000
Federal National Mortgage Association, 5.203%*, 12/28/2007	20,000,000	19,990,602
Total Agencies Not Backed by the Full Faith and Credit of the US Government (Cost $65,983,883)		65,983,883

Agencies Backed by the Full Faith and Credit of the US Government 4.3%
Hainan Airlines:
Series 2001-1, 5.36%*, 12/15/2007	8,497,734	8,497,734
Series 2001-2, 5.36%*, 12/15/2007	5,229,375	5,229,375
Series 2001-3, 5.36%*, 12/15/2007	5,229,375	5,229,375
Total Agencies Backed by the Full Faith and Credit of the US Government (Cost $18,956,484)		18,956,484

Repurchase Agreements 79.9%
Banc of America Securities LLC, 5.27%, dated 1/5/2007, to be repurchased at $75,647,771 on 3/5/2007 (a)	75,000,000	75,000,000
BNP Paribas, 5.27%, dated 1/3/2007, to be repurchased at $35,169,079 on 2/5/2007 (b)	35,000,000	35,000,000
BNP Paribas, 5.28%, dated 1/31/2007, to be repurchased at $22,003,227 on 2/1/2007 (c)	22,000,000	22,000,000
BNP Paribas, 5.29%, dated 11/7/2006, to be repurchased at $40,529,000 on 2/5/2007 (d)	40,000,000	40,000,000
Morgan Stanley & Co., Inc., 5.28%, dated 1/3/2007, to be repurchased at $75,990,000 on 4/3/2007 (e)	75,000,000	75,000,000
State Street Bank and Trust Co., 4.8%, dated 1/31/2007, to be repurchased at $948,126 on 2/1/2007 (f)	948,000	948,000
The Bear Stearns & Co., Inc., 5.28%, dated 1/31/2007, to be repurchased at $99,014,520 on 2/1/2007 (g)	99,000,000	99,000,000
Total Repurchase Agreements (Cost $346,948,000)		346,948,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $431,888,367)+	99.4	431,888,367
Other Assets and Liabilities, Net	0.6	2,445,398
Net Assets	100.0	434,333,765
* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury Bill rate. These securities are shown at their current rate as of January 31, 2007.
+ The cost for federal income tax purposes was $431,888,367.
(a) Collateralized by $77,842,485 Federal National Mortgage Association, 4.009%, maturing on 3/1/2034 with a value of $76,500,001.
(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
28,073,061	Federal Home Loan Mortgage Corp.	5.5	11/1/2036	27,680,187
8,136,834	Federal National Mortgage Association	5.5	3/1/2036	8,019,813
Total Collateral Value				35,700,000
(c) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
7,613,847	Federal Home Loan Mortgage Corp.	5.5	8/1/2021	7,597,800
14,745,427	Federal National Mortgage Association	6.0	1/1/2037	14,842,201
Total Collateral Value				22,440,001
(d) Collateralized by $40,270,213 Federal National Mortgage Association, with various coupon rates from 5.212-5.728%, with various maturity dates of 11/1/2036-11/1/2038 with a value of $40,800,000.
(e) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
20,359,371	Federal Home Loan Mortgage Corp.	5.5-6.1	4/1/2035-9/1/2036	20,245,910
57,074,063	Federal National Mortgage Association	4.5-6.0	2/1/2019-1/1/2037	56,254,177
Total Collateral Value				76,500,087
(f) Collateralized by $970,000 Federal Home Loan Bank, 5.125%, maturing on 1/23/2008 with a value of $970,000.
(g) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
59,695,901	Federal Home Loan Mortgage Corp.	4.0-6.5	7/15/2017-6/15/2024	64,146,114
7,434,986	Federal National Mortgage Association — Interest Only	5.0	4/25/2035	2,122,181
36,651,167	Federal National Mortgage Association	4.0-6.32	8/15/2008-10/25/2035	34,712,159
Total Collateral Value				100,980,454

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

DWS Tax-Exempt Money Fund
	Principal Amount ($)	Value ($)

Municipal Investments 100.1%
Alaska 0.3%
ABN AMRO, Munitops Certificates Trust, Series 2006-9, 144A, 3.66%*, 10/1/2014 (a)	1,900,000	1,900,000
Arizona 1.8%
Apache County, AZ, Industrial Development Authority Revenue, Tucson Electric Power Co., Series 83C, 3.5%*, 12/15/2018, Bank of New York (b)	1,000,000	1,000,000
Arizona, Salt River Project, 3.5%, 2/6/2007	4,300,000	4,300,000
Pima County, AZ, Industrial Development Authority Revenue, EL Dorado Hospital, 3.65%*, 4/1/2038, Branch Banking & Trust (b)	6,000,000	6,000,000
		11,300,000
California 0.6%
ABN AMRO, Munitops Certificates Trust, Series 2005-43, 144A, 3.64%*, 8/1/2013 (a)	2,400,000	2,400,000
California, State University Revenue, Series 1320, 144A, 3.61%*, 11/1/2026 (a)	1,345,000	1,345,000
		3,745,000
Colorado 2.6%
Adams & Weld Counties, CO, Brighton School District No. 27J, Series R-6514, 144A, 3.65%*, 12/1/2024 (a)	10,445,000	10,445,000
Colorado, Educational & Cultural Facilities Authority Revenue, Vail Mountain School Project, 3.68%*, 5/1/2033, KeyBank NA (b)	3,200,000	3,200,000
Larimer County, CO, School District No. R-1 Poudre, Series R-4535, 144A, 3.65%*, 12/15/2021 (a)	2,780,000	2,780,000
		16,425,000
Delaware 1.4%
Delaware, State Economic Development Authority Revenue, Winterthur Museum Project, 3.68%*, 9/1/2012, Wachovia Bank NA (b)	5,200,000	5,200,000
Sussex County, DE, First Mortgage Revenue, Cadbury Lewes, Series C, 3.66%*, 1/1/2016, Citizens Bank of PA (b)	3,900,000	3,900,000
		9,100,000
District of Columbia 0.6%
District of Columbia, General Obligation, Series B-34, 144A, 3.53%*, 6/1/2026 (a)	4,000,000	4,000,000
Florida 7.0%
Broward County, FL, School Board Certificates of Participation, Series R-1056, 144A, 3.65%*, 7/1/2019 (a)	3,150,000	3,150,000
Cape Coral, FL, General Obligations, 3.55%, 2/1/2007	5,000,000	5,000,000
Florida, Capital Trust Agency Revenue, Aero Miami FX Project-Air Cargo, AMT, 3.72%*, 8/1/2034, Bank One NA (b)	6,435,000	6,435,000
Florida, State Board of Education Lottery Revenue, Series R-542, 144A, 3.65%*, 7/1/2025 (a)	1,000,000	1,000,000
Jacksonville, FL, Electric Authority, Series 2001-C, 3.5%, 2/8/2007	3,800,000	3,800,000
Lee County, FL, Airport Revenue, Series 811-X, AMT, 144A, 3.68%*, 10/1/2029 (a)	1,300,000	1,300,000
Miami-Dade County, FL, Industrial Development Authority Revenue, Gulliver Schools Project, 3.63%*, 9/1/2029, Bank of America NA (b)	3,865,000	3,865,000
Miami-Dade County, FL, School District, 5.0%, 2/15/2008 (a)	6,495,000	6,583,527
Orange County, FL, Educational Facilities Authority Revenue, Rollins College Project, 3.72%*, 5/1/2031, Bank of America NA (b)	300,000	300,000
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare, Series B, 3.72%*, 10/1/2041 (a)	5,000,000	5,000,000
Pasco County, FL, School Board Certificates of Participation, 3.61%*, 8/1/2026 (a)	3,425,000	3,425,000
Pinellas County, FL, Health Facilities Authority Revenue, Hospital Facilities, Bayfront Hospital, Series A, 3.72%*, 7/1/2036, SunTrust Bank (b)	710,000	710,000
Sarasota County, FL, Health Facility Authority Revenue, Bay Village Project, 3.63%*, 12/1/2023, Bank of America NA (b)	4,000,000	4,000,000
Tampa, FL, Health Care Facilities Revenue, Lifelink Foundation, Inc. Project, 3.62%*, 8/1/2022, SunTrust Bank (b)	375,000	375,000
		44,943,527
Georgia 1.3%
Fulton County, GA, Development Authority Revenue, Doris & Alex Weber School Project, 3.65%*, 12/1/2030, Branch Banking & Trust (b)	2,200,000	2,200,000
Fulton County, GA, Development Authority Revenue, Kings Ridge Christian School, 3.65%*, 5/1/2026, Branch Banking & Trust (b)	2,500,000	2,500,000
Georgia, Municipal Securities Trust Certificates, Main Street Natural Gas, Inc., "A", Series 2025, 144A, 3.53%*, 12/19/2018	3,625,000	3,625,000
		8,325,000
Hawaii 0.5%
ABN AMRO, Munitops Certificates Trust, Series 2004-16, 144A, 3.66%*, 7/1/2012 (a)	3,200,000	3,200,000
Illinois 13.1%
ABN AMRO, Munitops Certificates Trust, Series 2006-53, 144A, 3.66%*, 7/1/2014 (a)	4,000,000	4,000,000
Chicago, IL, De La Salle Institute Project Revenue, 3.55%*, 4/1/2027, Fifth Third Bank (b)	856,000	856,000
Chicago, IL, General Obligation, Series Z-10, 144A, 3.67%*, 6/29/2029 (a)	63,000	63,000
Chicago, IL, O'Hare International Airport Revenue, Pool Trust National, Series 1438, AMT, 144A, 3.76%*, 7/1/2026	1,385,000	1,385,000
Chicago, IL, Solar Eclipse Funding Trust, Series 2006-0003, 144A, 3.65%*, 1/1/2026 (a)	3,115,000	3,115,000
Cicero, IL, Industrial Development Revenue, Harris Steel Co. Project, AMT, 3.95%*, 5/1/2011, American National Bank & Trust (b)	1,210,000	1,210,000
Cook County, IL, Industrial Development Revenue, Devorahco LLC Project, Series A, AMT, 3.68%*, 12/1/2034, LaSalle Bank NA (b)	2,000,000	2,000,000
Hillside, IL, Economic Development Revenue, L&J Technologies Project, AMT, 3.6%*, 7/1/2024, Northern Trust Company (b)	3,720,000	3,720,000
Illinois, Development Finance Authority Industrial Development Revenue, Campagna-Turano Bakery Project, AMT, 3.95%*, 8/1/2025, Bank One NA (b)	2,720,000	2,720,000
Illinois, Development Finance Authority, Industrial Development Revenue, Tripp Partners Project, AMT, 3.45%*, 2/1/2013, Northern Trust Company (b)	2,460,000	2,460,000
Illinois, Development Finance Authority Industrial Project Revenue, Grecian Delight Foods Project, AMT, 3.68%*, 8/1/2019, LaSalle Bank NA (b)	3,700,000	3,700,000
Illinois, Development Finance Authority Revenue, Regional Organization Bank of Illinois Project, 3.9%*, 12/1/2020, Bank One NA (b)	2,100,000	2,100,000
Illinois, Educational Facilities Authority Revenue, 3.6%, 2/6/2007	2,500,000	2,500,000
Illinois, Finance Authority Revenue, Series 2006-0118, 144A, 3.66%*, 12/1/2042	3,120,000	3,120,000
Illinois, Finance Authority Revenue, Clare Oaks:
Series C, 3.64%*, 11/1/2040, Sovereign Bank (b)	5,000,000	5,000,000
Series D, 3.64%*, 11/1/2040, Sovereign Bank (b)	9,750,000	9,750,000
Illinois, Finance Authority Revenue, UBS Municipal CRV Floaters, Series 06-2001, 144A, 3.67%*, 7/1/2009	5,000,000	5,000,000
Illinois, Finance Authority, Student Housing Revenue, Dekalb LLC Project, Series A, 3.68%*, 7/1/2038, Sovereign Bank (b)	3,000,000	3,000,000
Illinois, General Obligation, Series 1750, 144A, 3.66%*, 12/1/2010 (a)	5,260,000	5,260,000
Illinois, General Obligation, Star Certificates, Series 03-20, 144A, 3.65%*, 11/1/2019 (a)	5,670,000	5,670,000
Illinois, Health Facilities Authority Revenue, Northwestern Memorial Hospital, Series C, 3.73%*, 8/15/2032	2,085,000	2,085,000
Lake Zurich, IL, Industrial Development Revenue, Screenco LLC/ScreenFlex Project, AMT, 3.68%*, 3/1/2018, LaSalle National Bank (b)	1,580,000	1,580,000
Mundelein, IL, Industrial Development Revenue, MacLean Fogg Co. Project, AMT, 3.6%*, 1/1/2015, Northern Trust Company (b)	6,500,000	6,500,000
Tinley Park, IL, Industrial Development Revenue, Harbor Tool Manufacturing, Inc., Project, AMT, 3.68%*, 7/1/2020, LaSalle Bank NA (b)	1,095,000	1,095,000
Upper River Valley, IL, Development Authority, Industrial Development Revenue, Advanced Drainage System, AMT, 3.74%*, 7/1/2014, National City Bank (b)	2,710,000	2,710,000
Woodridge, IL, Du Page Will & Cook Counties, Industrial Development Revenue, Morey Realty Group, Inc. Project, AMT, 3.78%*, 12/1/2016, Bank One NA (b)	3,430,000	3,430,000
		84,029,000
Indiana 5.3%
ABN AMRO, Munitops Certificates Trust:
Series 2005-7, 144A, 3.58%*, 7/10/2013 (a)	8,150,000	8,150,000
Series 2003-32, 144A, 3.64%*, 1/15/2012 (a)	4,000,000	4,000,000
Indiana, Development Finance Authority, Industrial Development Revenue, Enterprise Center VI Project, AMT, 3.57%*, 6/1/2022, LaSalle Bank NA (b)	4,900,000	4,900,000
Indiana, Health & Educational Facility Financing Authority Revenue, Community Village, Inc. — Hartsfield Village Project, Series 2006-A, 3.61%*, 8/1/2036, Harris NA (b)	2,140,000	2,140,000
Indiana, Health Facility Financing Authority, Hospital Revenue, Macon Trust, Series F, 144A, 3.65%*, 5/1/2035 (a)	4,995,000	4,995,000
Indiana, State Development Finance Authority, Economic Development Revenue, Goodwill Industries Michiana Project, 3.69%*, 1/1/2027, National City Bank of Indiana (b)	6,715,000	6,715,000
Indiana, State Finance Authority, Water Facilities Revenue, Series 111, 144A, AMT, 3.69%*, 10/1/2036 (a)	1,000,000	1,000,000
Indianapolis, IN, Local Public Import Bond Bank, Macon Trust, Series P, 144A, AMT, 3.69%*, 1/1/2030 (a)	2,120,000	2,120,000
Portage, IN, Economic Development Revenue, Breckenridge Apartments Project, AMT, 3.68%*, 5/1/2025, LaSalle National Bank (b)	175,000	175,000
		34,195,000
Kentucky 4.2%
Danville, KY, Multi-City Lease, 3.55%, 3/1/2007	6,000,000	6,000,000
Jeffersontown, KY, Lease Progam Revenue, Kentucky League of Cities Funding Trust, 3.62%*, 3/1/2030, US Bank NA (b)	3,545,000	3,545,000
Kentucky, Economic Development Finance Authority, Health Facilities Revenue, Easter Seal Society Project, 3.68%*, 11/1/2030, Bank One Kentucky NA (b)	4,675,000	4,675,000
Louisville & Jefferson County, KY, Lehman Municipal Trust Receipts, Various States, Series 06-F10, 144A, Registered D, 3.6%*, 8/1/2022	6,675,000	6,675,000
Pendleton County, KY, Multi-County Lease Revenue, Kentucky Association of Counties Leasing Program, 3.53%*, 3/1/2019, Commonwealth Bank of Australia (b)	5,000,000	5,000,000
Shelby County, KY, Lease Revenue, Series A, 3.73%*, 9/1/2034, US Bank NA (b)	915,000	915,000
		26,810,000
Maine 1.4%
Maine, State Housing Authority, Mortgage Purpose, Series H, AMT, 3.62%*, 11/15/2034	5,000,000	5,000,000
South Berwick, ME, Education Revenue, Berwick Academy Issue, 3.63%*, 8/1/2024, Allied Irish Bank PLC (b)	3,845,000	3,845,000
		8,845,000
Maryland 1.0%
Gaithersburg, MD, Economic Development Revenue, Asbury Maryland Obligation, Series B, 3.63%*, 1/1/2036, KBC Bank NV (b)	3,900,000	3,900,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Series 107, 144A, 3.65%*, 7/1/2034 (a)	2,665,000	2,665,000
		6,565,000
Massachusetts 0.7%
Massachusetts, State Development Finance Agency Revenue, Bridgewell, Inc., Series A, 3.64%*, 6/1/2030, KeyBank NA (b)	4,500,000	4,500,000
Michigan 3.7%
Detroit, MI, City School District, Series PT-1844, 144A, 3.65%*, 5/1/2011 (a)	1,080,000	1,080,000
Jackson County, MI, Economic Development Corp. Revenue, Spring Arbor College Project, 3.69%*, 12/1/2020, Comerica Bank (b)	4,335,000	4,335,000
Jackson County, MI, Economic Development Corp., Limited Obligation Revenue, Production Saw & Machine, AMT, 3.78%*, 6/1/2020, Comerica Bank (b)	3,780,000	3,780,000
Michigan, Municipal Securities Trust Certificates, Michigan State Building, "A", Series 2006-277, 144A, 3.78%*, 10/7/2014 (a)	1,650,000	1,650,000
Michigan, Municipal Securities Trust Certificates, Series 9054, 144A, 3.53%*, 4/20/2011	2,825,000	2,825,000
Michigan, State Strategic Fund, Limited Obligation Revenue, Continental Aluminum Project, AMT, 3.78%*, 10/1/2015, Comerica Bank (b)	5,100,000	5,100,000
Michigan, State Strategic Fund, Limited Obligation Revenue, Lapeer Technologies LLC, AMT, 3.85%*, 2/1/2020, JPMorgan Chase Bank (b)	1,650,000	1,650,000
Michigan, State Strategic Fund, Limited Obligation Revenue, Merchants LLC Project, AMT, 3.74%*, 3/1/2030, National City Bank (b)	1,465,000	1,465,000
Oakland County, MI, Economic Development Corp., Limited Obligation Revenue, Acme Manufacturing Co. Project, AMT, 3.78%*, 11/1/2023, JPMorgan Chase Bank (b)	275,000	275,000
Sterling Heights, MI, Economic Development Corp., Limited Obligation Revenue, Kunath Enterprises LLC Project, AMT, 3.85%*, 2/1/2016, JPMorgan Chase Bank (b)	1,320,000	1,320,000
		23,480,000
Minnesota 0.5%
Minnesota, Municipal Securities Trust Certificates, Minneapolis & St. Paul, "A", Series 2007-290, 144A, 3.55%*, 12/23/2014 (a)	3,000,000	3,000,000
Missouri 1.1%
Missouri, Development Finance Board, Air Cargo Facility Revenue, St. Louis Airport, AMT, 3.69%*, 3/1/2030, American National Bank & Trust (b)	6,900,000	6,900,000
Nebraska 0.4%
Nebraska, Investment Finance Authority, Single Family Housing Revenue, AMT, Series D, 3.56%*, 9/1/2034	2,357,500	2,357,500
Nevada 1.9%
Las Vegas, NV, Convention and Visitor Center, 3.5%, 2/5/2007	7,000,000	7,000,000
Nevada, State Department Commission, Industrial Development Revenue, Master Halco Project, Series A, AMT, 3.65%*, 12/1/2009, Wachovia Bank NA (b)	4,900,000	4,900,000
		11,900,000
New Hampshire 1.1%
New Hampshire, Health & Education Facilities Authority Revenue, Currier Museum of Art, 3.64%*, 8/1/2036, Citizens Bank of NH (b)	4,700,000	4,700,000
New Hampshire, State Business Finance Authority, Exempt Facilities Revenue, Waste Management of New Hampshire, Inc. Project, AMT, 3.68%*, 9/1/2012, Wachovia Bank NA (b)	2,100,000	2,100,000
		6,800,000
New Jersey 1.5%
New Jersey, Economic Development Authority Revenue, Macon Trust, Series B, 3.64%*, 9/1/2025 (a)	450,000	450,000
New Jersey, Municipal Securities Trust Certificates, "A", Series 2006-3009, 144A, 3.55%*, 8/24/2023 (a)	6,610,000	6,610,000
New Jersey, Reset Option Certificates Trust, Various States, Series R-684Z, 144A, 3.66%*, 12/15/2036 (a)	2,580,000	2,580,000
		9,640,000
New York 5.9%
Mineola, NY, Union Free School District, Tax Anticipation Notes, 4.5%, 6/29/2007	4,000,000	4,009,352
New York, Hudson Yards Infrastructure Corp. Revenue, Series 1649, 144A, 3.65%*, 8/15/2014 (a)	9,000,000	9,000,000
New York, Metropolitan Transportation Authority Revenue:
Series 848-D, 144A, 3.63%*, 11/15/2021 (a)	1,000,000	1,000,000
Series PA-1083, 144A, 3.65%*, 5/15/2010 (a)	1,450,000	1,450,000
New York, State Dormitory Authority Revenues, Park Ridge Hospital, Inc., 3.62%*, 7/1/2029, JPMorgan Chase Bank (b)	2,300,000	2,300,000
New York, State General Obligation, Series B, 3.58%*, 3/15/2030, Dexia Credit Local France (b)	3,500,000	3,500,000
New York, State Power Authority, 3.62%, 3/2/2007	12,000,000	12,000,000
New York, State Thruway Authority, Personal Income Tax Revenue, Series PT-3027, 144A, 3.65%*, 3/15/2025 (a)	2,490,000	2,490,000
New York City, NY, Municipal Finance Authority, Water & Sewer Systems Revenue, Series 1289, 3.65%*, 12/15/2013	500,000	500,000
Otsego County, NY, Industrial Development Agency, Civic Facility Revenue, Noonan Community Service Corp. Project, Series A, 3.62%*, 3/1/2025, Wilber National Bank (b)	1,200,000	1,200,000
		37,449,352
North Carolina 1.2%
Moore County, NC, Industrial Facilities & Pollution Control Finance Authority Revenue, Klaussner Industries Project, AMT, 3.73%*, 5/1/2010, Wachovia Bank NA (b)	3,000,000	3,000,000
North Carolina, Medical Care Commission, Health Care Facilities Revenue, First Mortgage, Pennybyrn Project, Series C, 3.61%*, 10/1/2035, Bank of America NA (b)	2,000,000	2,000,000
North Carolina, Medical Care Community, Retirement Facilities Revenue, First Mortgage-United Methodist, Series B, 3.65%*, 10/1/2035, Branch Banking & Trust (b)	3,000,000	3,000,000
		8,000,000
Ohio 2.7%
Athens County, OH, Port Authority, Housing Revenue, University Housing for Ohio, Inc. Project, 3.65%*, 6/1/2032, Wachovia Bank NA (b)	3,910,000	3,910,000
Cuyahoga, OH, Community College District, General Receipts, Series B, 3.64%*, 12/1/2032 (a)	3,300,000	3,300,000
Lorain, OH, Port Development Authority Revenue, Spitzer Project, AMT, 3.85%*, 12/1/2019, National City Bank (b)	2,470,000	2,470,000
Ohio, State Water Development Authority Revenue, Series 1118, 144A, 3.65%*, 12/1/2020	2,745,000	2,745,000
Portage County, OH, Industrial Development Revenue, Allen Aircraft Products Project, AMT, 3.79%*, 7/1/2018, National City Bank (b)	1,385,000	1,385,000
Stark County, OH, Port Authority Revenue, Community Action Agency Project, 3.9%*, 12/1/2022, Bank One NA (b)	3,525,000	3,525,000
		17,335,000
Oklahoma 0.8%
Blaine County, OK, Industrial Development Authority Revenue, Seaboard Project, AMT, 3.67%*, 11/1/2018, SunTrust Bank (b)	1,500,000	1,500,000
Payne County, OK, Economic Development Authority, Student Housing Revenue, OSUF Phase III Project, 3.63%*, 7/1/2032 (a)	3,690,000	3,690,000
		5,190,000
Oregon 0.7%
Salem, OR, Hospital Facility Authority Revenue, Capital Manor, Inc. Project, 3.66%*, 5/1/2034, Bank of America NA (b)	4,840,000	4,840,000
Pennsylvania 4.0%
Chester County, PA, Industrial Development Authority Revenue, Bentley Graphic, Inc. Project, AMT, 3.83%*, 12/1/2020, First Tennessee Bank (b)	3,800,000	3,800,000
Dauphin County, PA, General Authority, Education & Health Loan Program, 3.66%*, 11/1/2017 (a)	4,780,000	4,780,000
Erie County, PA, Industrial Development, Snap-Tite, Inc. Project, AMT, 3.79%*, 2/1/2018, National City Bank (b)	585,000	585,000
Pennsylvania, Economic Development Financing Authority, Exempt Facilities Revenue, Amtrak Project, Series B, AMT, 3.69%*, 11/1/2041, Morgan Guaranty Trust (b)	1,030,000	1,030,000
Pennsylvania, Economic Development Financing Authority, Solid Waste Disposal Revenue, Series MT-047, AMT, 144A, 3.67%*, 11/1/2021	2,995,000	2,995,000
Pennsylvania, State Higher Education Assistance Agency, Student Loan Revenue, Series A, AMT, 3.6%*, 3/1/2027 (a)	4,200,000	4,200,000
Philadelphia, PA, School District, Tax & Revenue Anticipation Notes, Series A, 4.5%, 6/29/2007, Bank of America NA (b)	8,000,000	8,022,489
		25,412,489
Puerto Rico 0.4%
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Central Facilities, Bristol-Myers Squibb Project, AMT, 3.66%*, 12/1/2030	2,350,000	2,350,000
South Carolina 1.9%
Greenwood County, SC, Exempt Facility Industrial Revenue, Fuji Photo Film Project, AMT, 3.79%*, 9/1/2011	3,200,000	3,200,000
South Carolina, Educational Facilities Authority for Private Nonprofit Institutions, Coker College, 3.68%*, 6/1/2019, Wachovia Bank NA (b)	4,205,000	4,205,000
South Carolina, Jobs-Economic Development Authority Revenue, Goodwill Industries of Upper South Carolina, Inc. Project, 3.65%*, 9/1/2028, Branch Banking & Trust (b)	2,200,000	2,200,000
South Carolina, Municipal Securities Trust Certificates, Scago Educational Facilities Corp., "A", Series 2006-293, 144A, 3.53%*, 12/8/2014 (a)	2,500,000	2,500,000
		12,105,000
Tennessee 2.1%
Tennessee, Tennergy Corp., Gas Revenue, Series 1258Q, 144A, 3.67%*, 11/1/2013	6,000,000	6,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 3.66%*, 5/1/2016	7,300,000	7,300,000
		13,300,000
Texas 15.4%
ABN AMRO, Munitops Certificates Trust, Series 2004-38, 144A, 3.66%*, 2/15/2011	3,700,000	3,700,000
Aldine, TX, Independent School District, Series 827, 144A, 3.66%*, 1/1/2012	2,915,000	2,915,000
Austin, TX, Electric Utility Systems Revenue, Series R-1057, 144A, 3.65%*, 11/15/2021 (a)	4,755,000	4,755,000
Dallas, TX, Independent School District, Series 6038, 144A, 3.65%*, 8/15/2024	6,125,000	6,125,000
Harris County, TX, Health Facilities Development Corp. Revenue, St. Lukes Episcopal, Series A, 3.67%*, 2/15/2032 (a)	3,000,000	3,000,000
Harris County, TX, Health Facilities Development Corp., Special Facilities Revenue, Texas Medical Center Projects, 3.73%*, 5/1/2035 (a)	300,000	300,000
Harris County, TX, Series 1099, 144A, 3.66%*, 8/15/2009 (a)	2,800,000	2,800,000
Harris County, TX, Tax Anticipation Notes, 4.5%, 2/28/2007	14,500,000	14,510,455
Houston, TX, Tax & Revenue Anticipation Notes, 4.5%, 6/29/2007	8,000,000	8,025,367
Houston, TX, Utility Systems Revenue, 3.5%, 2/5/2007	12,500,000	12,500,000
Houston, TX, Water & Sewer System Revenue, Municipal Trust Receipts, Series SG-120, 144A, 3.65%*, 12/1/2023	2,000,000	2,000,000
San Antonio, TX, Electric & Gas Revenue, Series 1700, 144A, 3.67%*, 2/1/2010	6,485,000	6,485,000
Tarrant County, TX, Health Facilities Development Corp. Revenue, Cumberland Rest, Inc. Project, 3.74%*, 8/15/2036, HSH Nordbank AG (b)	5,500,000	5,500,000
Texas, Public Finance Auto, 3.55%, 2/2/2007	6,250,000	6,250,000
Texas, Southwest Higher Education Authority, Inc., Southern Methodist University Project, Series B, 3.47%*, 10/1/2029, Landesbank Hessen-Thuringen (b)	200,000	200,000
Texas, State Tax & Revenue Anticipation Notes, 4.5%, 8/31/2007	12,500,000	12,565,540
Texas, Water Development Board Revenue, Series PT-2187, 144A, 3.66%*, 7/15/2021	6,960,000	6,960,000
		98,591,362
Utah 4.6%
Alpine, UT, General Obligation, School District, Series PT-436, 144A, 3.66%*, 3/15/2007	6,395,000	6,395,000
Davis County, UT, School District, Tax Anticipation Notes, 4.5%, 6/29/2007	8,000,000	8,023,366
Salt Lake City, UT, Tax & Revenue Anticipation Notes, 4.5%, 6/29/2007	15,000,000	15,048,679
		29,467,045
Virginia 0.3%
Alexandria, VA, Redevelopment & Multi-Family Housing Authority Revenue, Fairfield Village Square Project, Series A, AMT, 3.68%*, 1/15/2039	2,000,000	2,000,000
Washington 6.1%
Grant County, WA, Public Utility District Number 002, Electric Revenue, Series PT-780, 144A, 3.65%*, 1/1/2010 (a)	8,125,000	8,125,000
King County, WA, Public Hospital District No. 002, Series R-6036, 144A, 3.65%*, 12/1/2023 (a)	1,265,000	1,265,000
Port Tacoma, WA, General Obligation, Series R-4036, 144A, 3.65%*, 12/1/2025 (a)	1,830,000	1,830,000
Washington, Municipal Securities Trust Certificates, "A", Series 2006-250, 144A, 3.53%*, 8/14/2015 (a)	7,555,000	7,555,000
Washington, State General Obligation, Series PZ-106, 144A, 3.67%*, 1/1/2020 (a)	8,370,000	8,370,000
Washington, State Housing Finance Commission, Multi-Family Housing Revenue, Lake City Senior Apartments Project, Series A, AMT, 3.69%*, 7/1/2039	700,000	700,000
Washington, State Housing Finance Commission, Multi-Family Revenue, Cedar Ridge Retirement, Series A, AMT, 3.7%*, 10/1/2041, Wells Fargo Bank NA (b)	2,000,000	2,000,000
Washington, State Housing Finance Commission, Multi-Family Revenue, Deer Run West Apartments Project, Series A, AMT, 3.71%*, 6/15/2037, Bank of America NA (b)	4,900,000	4,900,000
Washington, State Housing Finance Commission, Multi-Family Revenue, Merrill Gardens at Tacoma, Series A, AMT, 3.71%*, 9/15/2040, Bank of America NA (b)	4,000,000	4,000,000
		38,745,000
Wisconsin 1.2%
Manitowoc, WI, Industrial Development Revenue, Kaysun Corp. Project, AMT, 3.95%*, 5/1/2015, Bank One Wisconsin (b)	785,000	785,000
Pewaukee, WI, Industrial Development Revenue, Mixer System, Inc. Project, AMT, 3.95%*, 9/1/2020, Bank One Wisconsin (b)	1,775,000	1,775,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Marshfield Clinic, Series B, 3.64%*, 1/15/2036, Marshall & Ilsley (b)	5,000,000	5,000,000
		7,560,000
Multi-State 0.8%
Puttable Floating Option, Tax-Exempts Receipts, Series PZP-020, 144A, 3.71%*, 8/1/2031	5,415,000	5,415,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $639,720,275)+	100.1	639,720,275
Other Assets and Liabilities, Net	(0.1)	(726,230)
Net Assets	100.0	638,994,045
* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of January 31, 2007.
+ The cost for federal income tax purposes was $639,720,275.
(a) Bond is insured by one of these companies:
Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group	5.5
Financial Guaranty Insurance Company	6.3
Financial Security Assurance, Inc.	7.2
MBIA Corp.	8.1
(b) Security incorporates a letter of credit from a major bank.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of January 31, 2007 (Unaudited)
Assets	DWS Government & Agency Money Fund	DWS Tax-Exempt Money Fund
Investments: Investments in securities, valued at amortized cost	$ 84,940,367	$ 639,720,275
Repurchase agreements, valued at amortized cost	346,948,000	—
Total investments in securities, valued at amortized cost	431,888,367	639,720,275
Cash	492	57,606
Receivable for investments sold	—	705,000
Interest receivable	2,067,879	4,749,030
Receivable for Fund shares sold	997,276	1,390,945
Other assets	23,625	33,219
Total assets	434,977,639	646,656,075
Liabilities
Dividends payable	347,842	344,905
Payable for investments purchased	—	6,583,527
Payable for Fund shares redeemed	—	330,103
Accrued management fee	100,932	153,485
Other accrued expenses and payables	195,100	250,010
Total liabilities	643,874	7,662,030
Net assets, at value	$ 434,333,765	$ 638,994,045
Net Assets
Net assets consist of: Accumulated distributions in excess of net investment income and undistributed net investment income	(3)	23,838
Accumulated net realized gain (loss)	(1,031)	23,016
Paid-in capital	434,334,799	638,947,191
Net assets, at value	$ 434,333,765	$ 638,994,045
Shares outstanding	434,312,718	638,947,853
Net asset value, offering and redemption price per share (Net asset value ÷ outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the six months ended January 31, 2007 (Unaudited)
Investment Income	DWS Government & Agency Money Fund	DWS Tax-Exempt Money Fund
Income: Interest	$ 11,862,705	$ 11,587,887
Expenses: Management fee	578,608	833,714
Services to shareholders	278,085	267,925
Custodian fees	12,328	9,305
Auditing	4,874	3,122
Legal	9,900	11,067
Trustees' fees and expenses	14,947	17,558
Reports to shareholders	20,220	11,760
Registration fees	30,041	34,498
Other	11,204	16,164
Total expenses before expense reductions	960,207	1,205,113
Expense reductions	(2,930)	(3,991)
Total expenses after expense reductions	957,277	1,201,122
Net investment income	10,905,428	10,386,765
Net realized gain (loss) on investment transactions	—	23,016
Net increase (decrease) in net assets resulting from operations	$ 10,905,428	$ 10,409,781

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — DWS Government & Agency Money Fund
Increase (Decrease) in Net Assets	Six Months Ended January 31, 2007 (Unaudited)	Year Ended July 31, 2006
Operations: Net investment income	$ 10,905,428	$ 17,466,807
Net increase (decrease) in net assets resulting from operations	10,905,428	17,466,807
Distributions to shareholders from net investment income	(10,905,298)	(17,466,807)
Fund share transactions: Proceeds from shares sold	170,755,066	369,704,267
Reinvestment of distributions	10,636,462	16,883,662
Cost of shares redeemed	(192,024,457)	(383,865,046)
Net increase (decrease) in net assets from Fund share transactions	(10,632,929)	2,722,883
Increase (decrease) in net assets	(10,632,799)	2,722,883
Net assets at beginning of period	444,966,564	442,243,681
Net assets at end of period (including accumulated distributions in excess of net investment income of $3 and $133, respectively)	$ 434,333,765	$ 444,966,564
Other Information
Shares outstanding at beginning of period	444,945,647	442,222,764
Shares sold	170,755,066	369,704,267
Shares issued to shareholders in reinvestment of distributions	10,636,462	16,883,662
Shares redeemed	(192,024,457)	(383,865,046)
Net increase (decrease) in Fund shares	(10,632,929)	2,722,883
Shares outstanding at end of period	434,312,718	444,945,647

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — DWS Tax-Exempt Money Fund
Increase (Decrease) in Net Assets	Six Months Ended January 31, 2007 (Unaudited)	Year Ended July 31, 2006
Operations: Net investment income	$ 10,386,765	$ 18,321,183
Net realized gain (loss) on investment transactions	23,016	10,457
Net increase (decrease) in net assets resulting from operations	10,409,781	18,331,640
Distributions to shareholders from net investment income	(10,386,765)	(18,321,183)
Fund share transactions: Proceeds from shares sold	213,101,248	450,257,224
Reinvestment of distributions	10,209,193	17,920,550
Cost of shares redeemed	(216,816,125)	(579,432,070)
Net increase (decrease) in net assets from Fund share transactions	6,494,316	(111,254,296)
Increase (decrease) in net assets	6,517,332	(111,243,839)
Net assets at beginning of period	632,476,713	743,720,552
Net assets at end of period (including undistributed net investment income of $23,838 and $23,838, respectively)	$ 638,994,045	$ 632,476,713
Other Information
Shares outstanding at beginning of period	632,453,537	743,707,833
Shares sold	213,101,248	450,257,224
Shares issued to shareholders in reinvestment of distributions	10,209,193	17,920,550
Shares redeemed	(216,816,125)	(579,432,070)
Net increase (decrease) in Fund shares	6,494,316	(111,254,296)
Shares outstanding at end of period	638,947,853	632,453,537

The accompanying notes are an integral part of the financial statements.

Financial Highlights

DWS Government & Agency Money Fund

Years Ended July 31,	2007[a]	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.025	.040	.019	.007	.011	.02
Distributions from net investment income	(.025)	(.040)	(.019)	(.007)	(.011)	(.02)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	2.49**	4.04	1.92	.67	1.07	1.96
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	434	445	442	401	503	614
Ratio of expenses (%)	.43*	.43	.49	.45	.43	.43
Ratio of net investment income (%)	4.90*	3.97	1.88	.69	1.09	1.98
[a] For the six months ended January 31, 2007 (Unaudited). * Annualized ** Not annualized

DWS Tax-Exempt Money Fund

Years Ended July 31,	2007[a]	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.016	.027	.015	.006	.009	.01
Distributions from net investment income	(.016)	(.027)	(.015)	(.006)	(.009)	(.01)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	1.64**	2.75	1.54	.65	.92	1.43
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	639	632	744	602	634	687
Ratio of expenses (%)	.37*	.38	.41	.41	.39	.38
Ratio of net investment income (%)	3.24*	2.70	1.54	.64	.92	1.43
[a] For the six months ended January 31, 2007 (Unaudited). * Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

DWS Money Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust. The Trust offers three investment Funds: DWS Money Market Prime Series, DWS Government & Agency Money Fund and DWS Tax-Exempt Money Fund (each a "Fund" collectively the "Funds"). The financial statements for DWS Money Market Prime Series is presented in a separate semi annual report.

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium.

Repurchase Agreements. Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby each Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, each Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, each Fund's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Funds paid no federal income taxes and no federal income tax provisions were required.

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for the Funds a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Funds are taxable in certain jurisdictions), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006. Management has begun to evaluate the application of the Interpretation to the Funds and is not in a position at this time to estimate the significance of its impact, if any, on the Funds' financial statements.

At July 31, 2006, the DWS Government & Agency Money Fund had a net tax basis capital loss carryforward of approximately $1,100 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until July 31, 2012 ($50), July 31, 2013 ($1,000), and July 31, 2014 ($50), the respective expiration dates, whichever occurs first.

Distribution of Income. Net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with each specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of the Deutsche Bank AG, directs the investments of the Funds in accordance with their investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Funds. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. Each Fund pays a monthly investment management fee of 1/12 of the annual rates of the combined average daily net assets of the Trust as follows, computed and accrued daily and payable monthly:

First $215,000,000 of the Trust's average daily net assets	.500%
Next $335,000,000 of such net assets	.375%
Next $250,000,000 of such net assets	.300%
Next $800,000,000 of such net assets	.250%
Next $800,000,000 of such net assets	.240%
Next $800,000,000 of such net assets	.230%
Next $3,200,000,000 of such net assets	.220%

Accordingly, for the six months ended January 31, 2007, the fee pursuant to the Management Agreement was equivalent to an annualized effective rate of the Funds' average daily net assets as follows:

Fund	Annualized Effective Rate
DWS Government & Agency Money Fund	.26%
DWS Tax-Exempt Money Fund	.26%

Effective June 13, 2005 through November 30, 2008, the Advisor has contractually agreed to waive all or a portion of its management fees and reimburse or pay certain operating expenses of the Funds (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and organizational and offering expenses) to the extent necessary to maintain operating expenses of each Fund as follows:

DWS Government & Agency Money Fund	.45%
DWS Tax-Exempt Money Fund	.40%

Service Provider Fees. DWS Scudder Investments Service Company ("DWS-SISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of each Fund. Pursuant to a sub-transfer agency agreement between DWS-SISC and DST Systems, Inc. ("DST"), DWS-SISC has delegated certain transfer agent and dividend-paying agent functions to DST. DWS-SISC compensates DST out of the shareholder servicing fee it receives from the Funds. For the six months ended January 31, 2007, the amounts charged to the Funds by DWS-SISC were as follows:

Fund	Total Aggregated	Unpaid at January 31, 2007
DWS Government & Agency Money Fund	$ 170,090	$ 70,723
DWS Tax-Exempt Money Fund	$ 194,932	$ 108,667

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Funds. For the six months ended January 31, 2007, the amount charged to the Funds by DIMA included in the Statement of Operations under "Reports to shareholders" was as follows:

Fund	Total Aggregated	Unpaid at January 31, 2007
DWS Government & Agency Money Fund	$ 4,820	$ 2,240
DWS Tax-Exempt Money Fund	$ 4,820	$ 2,240

Trustees' Fees and Expenses. The Funds pay each Trustee not affiliated with the Advisor retainer fees plus specific amounts for various committee services and for the Board Chairperson.

C. Fee Reductions

For the six months ended January 31, 2007, the Advisor agreed to reimburse each Fund a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider in the following amounts:

Fund	Amount
DWS Government & Agency Money Fund	$ 736
DWS Tax-Exempt Money Fund	$ 552

In addition, each Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's custodian expenses. During the six months ended January 31, 2007, the Funds' custodian fees were reduced for custodian and transfer credits earned as follows:

Fund	Custodian Credits	Transfer Agent Credits
DWS Government & Agency Money Fund	$ 28	$ 2,166
DWS Tax-Exempt Money Fund	$ 325	$ 3,114

D. Line of Credit

The Funds and other affiliated funds (the "Participants") share in a $750 million revolving credit facility administered by JPMorgan Chase Bank, N.A. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. Each Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Regulatory Matters and Litigation

Regulatory Settlements. On December 21, 2006, Deutsche Asset Management ("DeAM") settled proceedings with the Securities and Exchange Commission ("SEC") and the New York Attorney General on behalf of Deutsche Asset Management, Inc. ("DAMI") and Deutsche Investment Management Americas Inc. ("DIMA"), the investment advisors to many of the DWS Scudder funds, regarding allegations of improper trading of fund shares at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. These regulators alleged that although the prospectuses for certain funds in the regulators' view indicated that the funds did not permit market timing, DAMI and DIMA breached their fiduciary duty to those funds in that their efforts to limit trading activity in the funds were not effective at certain times. The regulators also alleged that DAMI and DIMA breached their fiduciary duty to certain funds by entering into certain market timing arrangements with investors. These trading arrangements originated in businesses that existed prior to the currently constituted DeAM organization, which came together as a result of various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved these trading arrangements. Under the terms of the settlements, DAMI and DIMA neither admitted nor denied any wrongdoing.

The terms of the SEC settlement, which identified improper trading in the legacy Deutsche and Kemper mutual funds only, provide for payment of disgorgement in the amount of $17.2 million. The terms of the settlement with the New York Attorney General provide for payment of disgorgement in the amount of $102.3 million, which is inclusive of the amount payable under the SEC settlement, plus a civil penalty in the amount of $20 million. The total amount payable by DeAM, approximately $122.3 million, would be distributed to funds in accordance with a distribution plan to be developed by a distribution consultant. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and have already been reserved.

Among the terms of the settled orders, DeAM is subject to certain undertakings regarding the conduct of its business in the future, including: formation of a Code of Ethics Oversight Committee to oversee all matters relating to issues arising under the advisors' Code of Ethics; establishment of an Internal Compliance Controls Committee having overall compliance oversight responsibility of the advisors; engagement of an Independent Compliance Consultant to conduct a comprehensive review of the advisors' supervisory compliance and other policies and procedures designed to prevent and detect breaches of fiduciary duty, breaches of the Code of Ethics and federal securities law violations by the advisors and their employees; and commencing in 2008, the advisors shall undergo a compliance review by an independent third party.

In addition, DeAM is subject to certain further undertakings relating to the governance of the mutual funds, including that: at least 75% of the members of the Boards of Trustees/Directors overseeing the DWS Funds continue to be independent of DeAM; the Chairmen of the DWS Funds' Boards of Trustees/Directors continue to be independent of DeAM; DeAM maintain existing management fee reductions for certain funds for a period of five years and not increase management fees for certain funds during this period; the funds retain a senior officer (or independent consultants) responsible for assisting in the review of fee arrangements and monitoring compliance by the funds and the investment advisors with securities laws, fiduciary duties, codes of ethics and other compliance policies, the expense of which shall be borne by DeAM; and periodic account statements, fund prospectuses and the mutual funds' web site contain additional disclosure and/or tools that assist investors in understanding the fees and costs associated with an investment in the funds and the impact of fees and expenses on fund returns.

DeAM has also settled proceedings with the Illinois Secretary of State regarding market timing matters. The terms of the Illinois settlement provide for investor education contributions totaling approximately $4 million and a payment in the amount of $2 million to the Securities Audit and Enforcement Fund.

On September 28, 2006, the SEC and the National Association of Securities Dealers ("NASD") announced final agreements in which Deutsche Investment Management Americas Inc. ("DIMA"), Deutsche Asset Management, Inc. ("DAMI") and Scudder Distributors, Inc. ("SDI") (now known as DWS Scudder Distributors, Inc.) settled administrative proceedings regarding disclosure of brokerage allocation practices in connection with sales of the Scudder Funds' (now known as the DWS Scudder Funds) shares during 2001-2003. The agreements with the SEC and NASD are reflected in orders which state, among other things, that DIMA and DAMI failed to disclose potential conflicts of interest to the fund Boards and to shareholders relating to SDI's use of certain funds' brokerage commissions to reduce revenue sharing costs to broker-dealer firms with whom it had arrangements to market and distribute Scudder Fund shares. These directed brokerage practices were discontinued in October 2003.

Under the terms of the settlements, in which DIMA, DAMI and SDI neither admitted nor denied any of the regulators' findings, DIMA, DAMI and SDI agreed to pay disgorgement, prejudgment interest and civil penalties in the total amount of $19.3 million. The portion of the settlements distributed to the funds was approximately $17.8 million and was paid to the funds as prescribed by the settlement orders based upon the amount of brokerage commissions from each fund used to satisfy revenue sharing agreements with broker-dealers who sold fund shares. Based on the prescribed settlement order, the Funds were not entitled to a portion of the settlement.

As part of the settlements, DIMA, DAMI and SDI also agreed to implement certain measures and undertakings relating to revenue sharing payments including making additional disclosures in the fund Prospectuses or Statements of Additional Information, adopting or modifying relevant policies and procedures and providing regular reporting to the fund Boards.

Private Litigation Matters. The matters alleged in the regulatory settlements described above also serve as the general basis of a number of private class action lawsuits involving the DWS funds. These lawsuits name as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making similar allegations.

Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

F. Subsequent Event — Fund Mergers

On May 10, 2006, the Board of the Funds approved, in principle, the mergers of DWS Government & Agency Money Fund (the "Acquired Fund") into Cash Account Trust: Government & Agency Securities Portfolio and DWS Tax-Exempt Money Fund (the "Acquired Fund") into Cash Account Trust: Tax-Exempt Portfolio.

These mergers were approved by each Fund's Board and by shareholders of the acquired Funds at a shareholder meeting held on January 25, 2007.

Shareholder Meeting Results

DWS Government & Agency Money Fund

A Special Meeting of Shareholders (the "Meeting") of DWS Government & Agency Money Fund was held on December 8, 2006 at the offices of Deutsche Investment Management Americas Inc., 345 Park Avenue, New York, New York 10154.

The Meeting was reconvened on January 25, 2007, at which time the following matter was voted upon by the shareholders (the resulting votes are presented below):

1. Approving an Agreement and Plan of Reorganization and the transactions it contemplates, including the transfer of all of the assets of DWS Government & Agency Money Fund to the Government & Agency Securities Portfolio series of Cash Account Trust ("CAT Government Fund"), in exchange for shares of CAT Government Fund and the assumption by CAT Government Fund of all liabilities of DWS Government & Agency Money Fund, and the distribution of such shares, on a tax-free basis for federal income tax purposes, to the shareholders of DWS Government & Agency Money Fund in complete liquidation and termination of DWS Government & Agency Money Fund.

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
229,093,319.083	9,702,700.230	10,344,414.505	0.000
* Broker non-votes are proxies received by the funds from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

DWS Tax-Exempt Money Fund

A Special Meeting of Shareholders (the "Meeting") of DWS Tax-Exempt Money Fund was held on December 8, 2006 at the offices of Deutsche Investment Management Americas Inc., 345 Park Avenue, New York, New York 10154.

The Meeting was reconvened on January 25, 2007, at which time the following matter was voted upon by the shareholders (the resulting votes are presented below):

1. Approving an Agreement and Plan of Reorganization and the transactions it contemplates, including the transfer of all the assets of DWS Tax-Exempt Money Fund to the Tax-Exempt Portfolio series of Cash Account Trust ("CAT TEP"), in exchange for shares of CAT TEP and the assumption by CAT TEP of all liabilities of DWS Tax-Exempt Money Fund, and the distribution of such shares, on a tax-free basis for federal income tax purposes, to the shareholders of DWS Tax-Exempt Money Fund in complete liquidation and termination of DWS Tax-Exempt Money Fund.

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
323,047,701.860	21,835,263.590	11,251,963.592	0.000
* Broker non-votes are proxies received by the funds from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

Investment Management Agreement Approval

DWS Government & Agency Money Fund

The Board of Trustees, including the Independent Trustees, approved the renewal of your Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor") in September 2006. As part of its review process, the Board requested and evaluated all information it deemed reasonably necessary to evaluate the Agreement. Over the course of several months, the Contract Review Committee, in coordination with the Fixed-Income Oversight Committee and the Operations Committee of the Board, reviewed comprehensive materials received from the Advisor, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by an independent fee consultant. The Board also received extensive information throughout the year regarding performance and operating results of the Fund. Based on their evaluation of the information provided, the Committees presented their findings and recommendations to the Independent Trustees as a group. The Independent Trustees then reviewed the Committees' findings and recommendations and presented their recommendations to the full Board. Throughout their consideration of the Agreement, the Independent Trustees were advised by their independent legal counsel and by an independent fee consultant.

In connection with the contract review process, the various Committees and the Board considered the factors discussed below, among others. The Board also considered that the Advisor and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders invested in the Fund, or approved the investment management agreement for the Fund, knowing that the Advisor managed the Fund and knowing the investment management fee schedule. In connection with recent and ongoing efforts by Deutsche Bank to restructure its US mutual fund business, which resulted in turnover of senior management and other personnel of the Advisor, the Board considered its approval, subject to shareholder approval, of a merger of the Fund into Cash Account Trust — Government & Agency Securities Portfolio. The merger is expected to occur in the first quarter of 2007.

Nature, Quality and Extent of Services. The Board considered the nature, extent and quality of services provided under the Agreement, including portfolio management services and administrative services. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of the Advisor to attract and retain high-quality personnel, and the organizational depth and stability of the Advisor. The Board reviewed the Fund's gross and net performance over short-term and long-term periods and compared those returns to various agreed-upon peer universe performance measures, focusing, for this purpose, primarily on gross performance. The Board considered whether investment results were consistent with the Fund's investment objective and policies. The Board also noted that it has put a process into place of identifying "Focus Funds" (e.g., funds performing poorly relative to their peer group), and receives more frequent reporting and information from the Advisor regarding such funds, along with the Advisor's remedial plans to address underperformance. The Board believes this process is an effective manner of addressing poorly performing funds at this time.

On the basis of this evaluation and the ongoing review of investment results by the Fixed-Income Oversight Committee, the Board concluded that the nature, quality and extent of services provided by the Advisor historically have been and continue to be satisfactory, and that the Fund's gross performance over time was satisfactory.

Fees and Expenses. The Board considered the Fund's management fee rate, operating expenses and total expense ratio, and compared management fees to a peer group and total expenses to a broader peer universe based on information and data supplied by Lipper Inc. The information provided to the Board showed that the Fund's management fee rate was at the 1st percentile of the peer group, and that the Fund's total expense ratio was at the 36th percentile of the peer universe. The Board also considered the Fund's management fee rate as compared to fees charged by the Advisor and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures among the DWS Funds. The Board took into account the Advisor's commitment to cap total expenses through November 30, 2008.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by the Advisor.

Profitability. The Board reviewed detailed information regarding revenues received by the Advisor under the Agreement. The Board considered the estimated costs and pre-tax profits realized by the Advisor from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of the Scudder organization with respect to all fund services in totality and by fund. The Board reviewed DeIM's methodology in allocating its costs to the management of the Fund. Although the Board noted the inherently subjective nature of any allocation methodology, the Board received an attestation report from an accounting firm affirming that the allocation methods were consistently applied and were based upon practices commonly used in the investment management industry. Based on the information provided, the Board concluded that the pre-tax profits realized by DeIM in connection with the management of the Fund were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board considered whether the management fee schedule under the Agreement is reasonable in relation to the asset size of the Fund. The Board noted that the management fee schedule included six breakpoints, designed to share economies of scale with Fund shareholders. The Board concluded that the management fee schedule, together with the expense cap, reflects an appropriate level of sharing of any economies of scale.

Other Benefits to DeIM and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DeIM and its affiliates, including any fees received by the Advisor for administrative services provided to the Fund and any fees received by an affiliate of the Advisor for distribution services. The Board also considered benefits to DeIM related to brokerage and soft-dollar allocations, which pertain primarily to funds investing in equity securities. The Board considered that the Advisor has recently proposed and the Board is evaluating a change in the Advisor's policies to permit the allocation of brokerage to acquire research services from third-party service providers. The Advisor had voluntarily discontinued this practice in 2004. The Board concluded that management fees were reasonable in light of these fallout benefits.

Regulatory Matters. The Board also considered information regarding pending regulatory actions against the Advisor and its affiliates related to allegations of market timing, revenue sharing, directed brokerage and other matters. The Board considered that the Advisor informed the Board that it expects to pay approximately $134 million in connection with final settlement agreements with various federal and state regulators regarding allegations of market timing in the DWS Funds. The Board also considered that the Advisor agreed to pay approximately $19 million in connection with a final settlement agreement with the Securities and Exchange Commission regarding allegations of directed brokerage. The Board considered the Advisor's representation that such regulatory actions will not materially impact its ability to perform under the Agreement or materially impact the Fund and that no current DeAM employee approved the trading arrangements. The Board also noted the private lawsuits brought against the DWS Funds in connection with the above allegations and considered the Advisor's commitment to indemnify the DWS Funds against any liability arising from these lawsuits.

Based on all of the information considered and the conclusions reached, the Board (including a majority of the Independent Trustees) determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

DWS Tax-Exempt Money Fund

The Board of Trustees, including the Independent Trustees, approved the renewal of your Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor") in September 2006. As part of its review process, the Board requested and evaluated all information it deemed reasonably necessary to evaluate the Agreement. Over the course of several months, the Contract Review Committee, in coordination with the Fixed-Income Oversight Committee and the Operations Committee of the Board, reviewed comprehensive materials received from the Advisor, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by an independent fee consultant. The Board also received extensive information throughout the year regarding performance and operating results of the Fund. Based on their evaluation of the information provided, the Committees presented their findings and recommendations to the Independent Trustees as a group. The Independent Trustees then reviewed the Committees' findings and recommendations and presented their recommendations to the full Board. Throughout their consideration of the Agreement, the Independent Trustees were advised by their independent legal counsel and by an independent fee consultant.

In connection with the contract review process, the various Committees and the Board considered the factors discussed below, among others. The Board also considered that the Advisor and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders invested in the Fund, or approved the investment management agreement for the Fund, knowing that the Advisor managed the Fund and knowing the investment management fee schedule. In connection with recent and ongoing efforts by Deutsche Bank to restructure its US mutual fund business, which resulted in turnover of senior management and other personnel of the Advisor, the Board considered its approval, subject to shareholder approval, of a merger of the Fund into Cash Account Trust — Tax-Exempt Portfolio. The merger is expected to occur in the first quarter of 2007.

Nature, Quality and Extent of Services. The Board considered the nature, extent and quality of services provided under the Agreement, including portfolio management services and administrative services. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of the Advisor to attract and retain high-quality personnel, and the organizational depth and stability of the Advisor. The Board reviewed the Fund's gross and net performance over short-term and long-term periods and compared those returns to various agreed-upon peer universe performance measures, focusing, for this purpose, primarily on gross performance. The Board considered whether investment results were consistent with the Fund's investment objective and policies. The Board also noted that it has put a process into place of identifying "Focus Funds" (e.g., funds performing poorly relative to their peer group), and receives more frequent reporting and information from the Advisor regarding such funds, along with the Advisor's remedial plans to address underperformance. The Board believes this process is an effective manner of addressing poorly performing funds at this time.

On the basis of this evaluation and the ongoing review of investment results by the Fixed-Income Oversight Committee, the Board concluded that the nature, quality and extent of services provided by the Advisor historically have been and continue to be satisfactory, and that the Fund's gross performance over time was satisfactory.

Fees and Expenses. The Board considered the Fund's management fee rate, operating expenses and total expense ratio, and compared management fees to a peer group and total expenses to a broader peer universe based on information and data supplied by Lipper Inc. The information provided to the Board showed that the Fund's management fee rate was at the 5th percentile of the peer group, and that the Fund's total expense ratio was at the 31st percentile of the peer universe. The Board also considered the Fund's management fee rate as compared to fees charged by the Advisor and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures among the DWS Funds. The Board took into account the Advisor's commitment to cap total expenses through November 30, 2008.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by the Advisor.

Profitability. The Board reviewed detailed information regarding revenues received by the Advisor under the Agreement. The Board considered the estimated costs and pre-tax profits realized by the Advisor from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of the DWS Scudder organization with respect to all fund services in totality and by fund. The Board reviewed DeIM's methodology in allocating its costs to the management of the Fund. Although the Board noted the inherently subjective nature of any allocation methodology, the Board received an attestation report from an accounting firm affirming that the allocation methods were consistently applied and were based upon practices commonly used in the investment management industry. Based on the information provided, the Board concluded that the pre-tax profits realized by DeIM in connection with the management of the Fund were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board considered whether the management fee schedule under the Agreement is reasonable in relation to the asset size of the Fund. The Board noted that the management fee schedule included six breakpoints, designed to share economies of scale with Fund shareholders. The Board concluded that the management fee schedule, together with the expense cap, reflects an appropriate level of sharing of any economies of scale.

Other Benefits to DeIM and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DeIM and its affiliates, including any fees received by the Advisor for administrative services provided to the Fund and any fees received by an affiliate of the Advisor for distribution services. The Board also considered benefits to DeIM related to brokerage and soft-dollar allocations, which pertain primarily to funds investing in equity securities. The Board considered that the Advisor has recently proposed and the Board is evaluating a change in the Advisor's policies to permit the allocation of brokerage to acquire research services from third-party service providers. The Advisor had voluntarily discontinued this practice in 2004. The Board concluded that management fees were reasonable in light of these fallout benefits.

Regulatory Matters. The Board also considered information regarding pending regulatory actions against the Advisor and its affiliates related to allegations of market timing, revenue sharing, directed brokerage and other matters. The Board considered that the Advisor informed the Board that it expects to pay approximately $134 million in connection with final settlement agreements with various federal and state regulators regarding allegations of market timing in the DWS Funds. The Board also considered that the Advisor agreed to pay approximately $19 million in connection with a final settlement agreement with the Securities and Exchange Commission regarding allegations of directed brokerage. The Board considered the Advisor's representation that such regulatory actions will not materially impact its ability to perform under the Agreement or materially impact the Fund and that no current DeAM employee approved the trading arrangements. The Board also noted the private lawsuits brought against the DWS Funds in connection with the above allegations and considered the Advisor's commitment to indemnify the DWS Funds against any liability arising from these lawsuits.

Based on all of the information considered and the conclusions reached, the Board (including a majority of the Independent Trustees) determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

Account Management Resources

Automated Information Line	(800) 621-1048 Personalized account information, information on other DWS funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.
Web Site

www.dws-scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a DWS Scudder service representative.
Written Correspondence	DWS Scudder PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	DWS Government & Agency Money Fund	DWS Tax-Exempt Money Fund
Nasdaq Symbol	KEGXX	KXMXX
CUSIP Number	23339A 200	23339A 309
Fund Number	11	29

Privacy Statement

This privacy statement is issued by DWS Scudder Distributors, Inc., Deutsche Investment Management Americas Inc., Investment Company Capital Corporation, DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the DWS Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

DWS Scudder
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

September 2006

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Procedures and Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to the Fund's Secretary for the attention of the Chairman of the Nominating and Governance Committee, Two International Place, Boston, MA 02110. Suggestions for candidates must include a resume of the candidate.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)        There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Government & Agency Money Fund and DWS Tax-Exempt Money Fund, a series of DWS Money Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Government & Agency Money Fund and DWS Tax-Exempt Money Fund, a series of DWS Money Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 28, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	March 28, 2007